Cover	Jun. 13, 2024
Document Information [Line Items]
Document Period End Date	Jun. 13, 2024
Entity Registrant Name	FREYR Battery, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-274434
Entity Tax Identification Number	93-3205861
Entity Address, Address Line One	6&8 East Court Square, Suite 300
Entity Address, City or Town	Newnan
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30263
City Area Code	(678)
Local Phone Number	632-3112
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001992243
Amendment Flag	false
Document Type	8-K
OrdinarySharesWithoutNominalValueMember
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FREY
Security Exchange Name	NYSE
WarrantsEachWholeWarrantExercisableForOneOrdinaryShareAtAnExercisePriceOf1150Member
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	FREY WS
Security Exchange Name	NYSE